GOODWILL AND INTANGIBLE ASSETS - ESTIMATED AMORTIZATION EXPENSE (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 30, 2011
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Estimated amortization expense - 2012	$ 499
Estimated amortization expense - 2013	454
Estimated amortization expense - 2014	393
Estimated amortization expense - 2015	354
Estimated amortization expense - 2016	$ 324